CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (DEFICIT) (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-in Capital	Subscription Receivables Shares Issuable	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income Loss [Member]	Noncontrolling Interest
Balance, shares at Feb. 28, 2018		75,000,000
Balance, amount at Feb. 28, 2018	$ 247,416	$ 75,000	$ 1,634,576	$ 0	$ (1,462,160)
Net loss for the period	(875,007)
Net income for the period	(875,007)				(875,007)
Issuance of common stock for cash, shares		30,000,000
Issuance of common stock for cash, amount	30,000	$ 30,000
Balance, shares at Feb. 28, 2019		75,000,000
Balance, amount at Feb. 28, 2019	(598,354)	$ 105,000	1,634,576	0	(2,337,167)	$ (763)	$ 0
Issuance of common stock for the acquisition of China VTV Ltd., shares		115,550,000
Issuance of common stock for the acquisition of China VTV Ltd., amount	0	$ 115,550	(115,550)
Net loss for the period	(103,039)				(103,039)		0
Net income for the period	(103,039)
Foreign currency translation	(227)					(227)	0
Balance, shares at May. 31, 2019		190,550,000
Balance, amount at May. 31, 2019	(701,620)	$ 220,550	1,519,026	0	(2,440,206)	(990)	0
Balance, shares at Feb. 28, 2019		75,000,000
Balance, amount at Feb. 28, 2019	(598,354)	$ 105,000	1,634,576	0	(2,337,167)	(763)	0
Issuance of common stock for the acquisition of China VTV Ltd., shares		115,550,000
Issuance of common stock for the acquisition of China VTV Ltd., amount	1,762	$ 115,550	(113,788)
Proceed received from subscriber	114,678	$ 25,100	707,863	(618,285)
Net loss for the period	(1,507,571)
Net income for the period	(1,507,571)				(1,507,571)
Foreign currency translation	(1,335)
Compensation cost for common stock issued, shares		14,630,000
Compensation cost for common stock issued, amount	872,914	$ 14,630	858,284
Compensation cost for stock options granted	9,530		9,530
Stock issued for cash, shares		25,100,000
Issuance of common stock for the acquisition of Butterfly Effect Culture Media (Beijing) Co., Ltd., shares		24,000,000
Issuance of common stock for the acquisition of Butterfly Effect Culture Media (Beijing) Co., Ltd., amount	608,914	$ 24,000	584,914
Shares issuable for services	172,260			172,260
Balance, shares at Feb. 29, 2020		284,280,000
Balance, amount at Feb. 29, 2020	(327,202)	$ 284,280	3,681,379	(446,025)	(3,844,738)	(2,098)	0
Proceed received from subscriber	134,680			134,680
Proceed received from sale of 15% interest in subsidiary	3,214,837		3,214,837
Net loss for the period	779,218
Net income for the period	779,218				919,805		(140,587)
Foreign currency translation	(234,075)					(234,075)
Balance, shares at May. 31, 2020		284,280,000
Balance, amount at May. 31, 2020	$ 3,567,458	$ 284,280	$ 6,896,216	$ (311,345)	$ (2,924,933)	$ (236,173)	$ (140,587)